Empower Conservative Profile Fund Investment Strategy - Empower Conservative Profile Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Below is a summary of the principal investment strategies of the Fund.The Fund is a “fund-of-funds” that seeks to achieve its objective by investing in a professionally selected mix of mutual funds and in a fixed interest contract (the “Contract” or the “Empower of America Contract”) issued and guaranteed by Empower Annuity Insurance Company of America (“Empower of America”). The mutual funds and the Contract are referred to as the “Underlying Funds.” The Fund has a primary emphasis on income and a secondary emphasis on growth of capital. Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser, uses asset allocation strategies to allocate the Fund’s assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges as of the date of this Prospectus:EQUITYInternational0-15%Emerging Markets0-10%Small Cap0-15%Mid Cap0-15%Large Cap5-25%Real Estate0-10%FIXED INCOMEBond30-50%Short-Term Bond20-40%Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate investments, short-term investments and derivatives. The following table shows the Fund’s target allocation for the various asset classes and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:Large Cap10.37%Empower Large Cap Growth Fund InstitutionalEmpower Large Cap Value Fund InstitutionalMid Cap4.50%Empower Mid Cap Value Fund InstitutionalEmpower T. Rowe Mid Cap Growth Fund InstitutionalSmall Cap2.25%Empower Small Cap Growth Fund InstitutionalEmpower Small Cap Value Fund InstitutionalInternational6.12%Empower International Growth Fund InstitutionalEmpower International Value Fund InstitutionalEmerging Markets1.75%Empower Emerging Markets Equity Fund InstitutionalReal Estate5.00%Empower Real Estate Index Fund InstitutionalBond38.35%Empower Core Bond Fund InstitutionalEmpower Global Bond Fund InstitutionalEmpower High Yield Bond Fund InstitutionalEmpower Inflation-Protected Securities Fund InstitutionalEmpower Multi-Sector Bond Fund InstitutionalEmpower U.S. Government Securities Fund InstitutionalShort-Term Bond31.66%Empower of America ContractEmpower Short Duration Bond Fund InstitutionalThe Fund will rebalance its holdings of the Underlying Funds on a periodic basis to maintain the appropriate asset allocations. ECM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds on a quarterly basis, or more frequently as deemed necessary. ECM may add or delete asset classes, change target asset class or Underlying Fund allocations, or add or delete Underlying Funds at any time without shareholder notice or approval.